Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
E-House Replacement Options and CRIC Replaced Options
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Replacement Restricted Shares and CRIC Replaced Restricted Shares
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of restricted shares granted

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

Summary of share option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding, as of January 1, 2011	1,442,075	5.38
Granted	1,994,000	5.31
Exercised	(81,495)	5.37
Forfeited	(22,506)	5.37
Outstanding, as of January 1, 2012	3,332,074	5.34
Granted E-House Replacement Options	15,107,745	4.63
Exercised	(194,721)	2.88
Forfeited	(325,504)	5.01
Outstanding, as of January 1, 2013	17,919,594	4.15		—
Granted	—	—
Exercised	(4,596,761)	3.81		25,248,554
Forfeited	(372,882)	5.03
Outstanding, as of December 31, 2013	12,949,951	4.25	6.12	140,247,969
Vested and expected to vest as of December 31, 2013	12,896,168	4.25	6.10	139,636,669
Exercisable as of December 31, 2013	10,264,511	4.14	5.70	112,293,747

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2011	1,583,035	15.90
Granted	28,000	11.57
Vested	(630,603)	16.21
Forfeited	(61,336)	15.96
Unvested as of January 1, 2012	919,096	15.56
Granted	1,273,000	3.43
Granted E-House Replacement Restricted Shares	77,875	3.47
Vested	(567,489)	16.08
Forfeited	(71,844)	15.81
Unvested as of January 1, 2013	1,630,638	5.32
Granted	1,303,000	10.61
Vested	(769,448)	7.29
Forfeited	(12,506)	14.13
Unvested as of December 31, 2013	2,151,684	7.77

Leju Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2013
Average risk-free rate of return	2.98%
Contractual life of option	10 years
Average estimated volatility rate	56.74%
Average dividend yield	0.00%

Summary of share option activity

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2013	—
Granted	7,192,000	4.60	10.00
Replaced by Restricted Share	(600,000)	4.60	10.00
Exercised	—
Forfeited	—
Outstanding, as of December 31, 2013	6,592,000	4.60	9.92	—
Vested and expected to vest as of December 31, 2013	6,592,000	4.60	9.92	—
Exercisable as of December 31, 2013	—	—	—	—

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
Unvested as of January 1, 2013	—
Converted from option	600,000	2.21
Vested	—
Forfeited	—
Unvested as of December 31, 2013	600,000	2.21

CRIC Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2011
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	70.35%
Average dividend yield	0.00%

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2011	225,000	2.59
Vested	(75,000)	2.59
Forfeited	—	—
Unvested as of January 1, 2012	150,000	2.59
Vested	(62,500)	2.08
Replaced by E-House restricted shares	(87,500)	2.95
Unvested as of December 31, 2012	—

Options Replacement Program
Share-Based Compensation
Summary of share option activity

	Number of Options	Weighted Average Exercise Price
		$
Outstanding, as of January 1, 2011	10,436,029	3.24
Granted	8,361,000	4.84
Exercised	(702,201)	0.99
Forfeited	(791,763)	3.56
Outstanding, as of January 1, 2012	17,303,065	4.09
Exercised	(200,116)	1.42
Forfeited	(127,921)	4.96
Replaced by E-House options	(16,975,028)	4.12
Outstanding, as of December 31, 2012	—